Accounts Receivable-Third Parties (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable-Third Parties
Schedule of accounts receivable

	December 31,
	2018	2017
	(in US$’000)
Accounts receivable, gross	40,217	38,668
Allowance for doubtful accounts	(41)	(258)
Accounts receivable, net	40,176	38,410

Schedule of movement on the allowance for doubtful accounts

	2018	2017	2016
	(in US$’000)
As at January 1	258	2,720	3,127
Increase in allowance for doubtful accounts	21	242	29
Decrease in allowance due to subsequent collection	(223)	—	(237)
Write-off (note)	(1)	(2,874)	—
Exchange difference	(14)	170	(199)
As at December 31	41	258	2,720

Note: In December 2015, the Group recorded a provision amounting to approximately US$1,322,000 which represented an outstanding balance due from a distributor. In January 2016, the Group terminated the distributor’s exclusive distribution rights and in December 2017, the amount due was written off  along with other allowance for doubtful accounts balances carried forward from prior years.